14. Financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Trade and other payables	$ 1,729,909	$ 1,501,885
Trade payables
Disclosure of financial liabilities [line items]
Trade and other payables	1,702,295	1,485,474
Insurance payable
Disclosure of financial liabilities [line items]
Trade and other payables	3,031	2,858
Payables to associates
Disclosure of financial liabilities [line items]
Trade and other payables	$ 24,583	$ 13,553